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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                  Report for the Quarter Ended March 31, 2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       7025 N. Scottsdale Road, Suite 230, Scottsdale, AZ  85253

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   May 12, 2003
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:           $57,415


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF             TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER              CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
APOGENT
 TECHNOLOGIES INC   COM           03760A101      18,541    1,271,700   SH             SOLE                    1,271,700
CITIZENS
 COMMUNICATIONS CO  COM           17453B101       7,132      714,580   SH             SOLE                      714,580
COPART INC          COM           217204106       8,393    1,092,800   SH             SOLE                    1,092,800
CRONOS GROUP N V    ORD           L20708100       4,129    1,529,136   SH             SOLE                    1,529,136
HEAD N V            NY            422070102         206      130,966   SH             SOLE                      130,966
                    REGISTRY
                    SH
NATUZZI S P A       ADR           63905A101      10,135    1,255,892   SH             SOLE                    1,255,892
PROGRESSIVE CORP
 OHIO               COM           743315103       8,879      149,700   SH             SOLE                      149,700
